Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2019		Sep. 30, 2018		Dec. 31, 2018	Dec. 31, 2017
Cost of goods sold		$ (172)		$ (233)		$ (440)		$ (600)		$ (1,009)	$ (701)
Gross profit		208		591		623		1,784		2,398	2,014
Operating expenses:
Selling, general and administrative expenses		4,002		2,279		9,204		7,286		9,819	9,684
Research and development expenses		1,778		4,106		6,789		13,886		19,650	10,495
Total operating expenses		5,780		6,385		15,993		21,172		29,469	20,179
Operating loss		(5,572)		(5,794)		(15,370)		(19,388)		(27,071)	(18,165)
Change in fair value of the warrant liability, net		434		1,198		451		18,407		19,706	15,103
Gain on warrant extinguishment						0		(1,123)		0	9,613
Loss on debt extinguishment				(1,123)				(1,123)		(1,123)	(29,924)
Loss on issuance of financial instrument		(1,714)				(1,721)		(2,826)		(2,826)	0
Interest expense		(671)		(3,151)		(4,735)		(3,402)		(7,959)	(21,703)
Other income (expense)		4		(10)		4		(21)		51	(41)
Net (loss) income		(7,519)		(8,880)		(21,371)		(8,353)		(19,222)	(45,117)
Other comprehensive (loss) income:
Foreign currency translation adjustments		89		105		39		63		8	83
Total other comprehensive (loss) income		$ (7,430)		$ (8,775)		$ (21,332)		$ (8,290)		$ (19,214)	$ (45,034)
Common share data:
Basic (loss) income per common share		$ (287.00)	[1]	$ (175.00)	[1]	$ (924.00)	[1]	$ (420.00)	[1]	$ (504.00)	$ (2,275,000)
Diluted loss per common share		$ (987.00)	[1]	$ (175.00)	[1]	$ (1,715.00)	[1]	$ (448.00)	[1]	$ (504.00)	$ (2,275,000)
Weighted average number of basic shares outstanding		26,112	[1]	51,229	[1]	23,095	[1]	19,841	[1]	38,151	21
Weighted average number of diluted shares outstanding		26,112	[1]	51,229	[1]	23,095	[1]	19,841	[1]	38,151	21
Basic and diluted loss per share	[2]									$ (504.00)	$ (2,275,000)
Weighted average number of basic and diluted shares outstanding	[2]									38,151	21
Product Revenue [Member]
Revenue		$ 216		$ 824		$ 528		$ 2,384		$ 3,378	$ 2,715
Other Revenue [Member]
Revenue		$ 164				$ 535				$ 29

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018 and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017, a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018, and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.